UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1. 	Name and address of issuer:

	MORGAN STANLEY NEW DISCOVERIES FUND


2. 	The name of each series or class of securities
	for which this Form is filed (if the Form is
	being filed for all series and classes of
	securities of the issuer, check the box but do
	not list series or classes):		x


3. 	Investment Company Act File Number:	811-9951


     	Securities Act File Number:		333-37936


4(a).	Last day of fiscal year for which this Form
	is filed:

     	AUGUST 31,2001


4(b). 	Check box if this Form is being filed late
	(i.e., more than 90 calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)


	Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).	Check box if this is the last time the issuer
	will be filing this Form.


5.    	Calculation of registration fee:

   	(i)  	Aggregate sale price of securities sold
		during the fiscal year pursuant to
		section 24(f):   	$  785,246,385.01

     	(ii)	Aggregate price of securities redeemed or
              	repurchased during the fiscal year:
				$     (176,569,350.07)

     	(iii)  	Aggregate price of securities redeemed or
              	repurchased during any prior fiscal year
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable to the Commission:
					$	0.00

     	(iv)  	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:
					$ (176,569,350.07)

    	(v)  	Net sales - if Item 5(i) is greater than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]:     	$  608,677,034.94


   	(vi)  	Redemption credits available for use in
		future -- if Item 5(i) is less than 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:
					608,677,034.94


    	(vii)  	Multiplier for determining registration
		fee (See Instruction C.9):	x 0.00025

    	(viii) 	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter "0" if no fee is
		due): 			=      152,169.26


6.  	Prepaid Shares:

     	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.


7.    	Interest due - if this Form is being filed more than
	90 days after the end of the issuer's fiscal year
      	(see Instruction D):

                             		+            0.00


8.    	Total of the amount of the registration fee due plus
	any interest due [line 5(viii) plus line 7]:


                                  	=      152,169.26


9.    	Date the registration fee and any interest payment
	was sent to the Commission's lockbox depository:

				November 19, 2001


      	Method of Delivery:

                           	Wire Transfer		X

                       		Mail or other means



SIGNATURES


    	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



        By (Signature and Title)*	/s/Barry Fink
						Barry Fink
						Vice President

     		Date				November 19, 2001




*Please print the name and title of the signing officer below the signature.



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